Risk Management - Disclosure of assets held for sale (Details) £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,491,765	£ 1,451,654
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,532)	(6,252)
Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(300)	0
Loans and advances
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 346,273	£ 342,747
Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.049	0.058
Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 10,033	£ 4,091
Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(489)	(236)
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	34,779	34,221
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,192	£ 2,034
Coverage ratio	0.050	0.057
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,970
Coverage ratio	0.043	0
Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 38,086	£ 37,707	£ 37,617
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,308	2,158
Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	6,241	0
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(3,307)	(3,486)	(3,033)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(116)	(124)
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(271)	0
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	13,808	9,952
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,328	£ 1,821
Coverage ratio	0.068	0.058
Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 14,218	£ 10,305	15,658
Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,425	1,933
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(410)	(353)	(574)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(97)	(112)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	129,625	£ 127,062
Corporate loans | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 54
Coverage ratio	0.085	0
Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 130,791	£ 128,361	131,281
Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	59	0
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,166)	(1,299)	(1,427)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5)	£ 0
Stage 1 | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012	0.011
Stage 1 | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 306,774	£ 301,585
Stage 1 | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	8,586	3,182
Stage 1 | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(938)	(919)
Stage 1 | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (99)	£ (35)
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.009	0.009
Stage 1 | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.012	0
Stage 1 | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 31,126	£ 30,409	29,788
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,908	1,621
Stage 1 | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,495	0
Stage 1 | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(553)	(523)	(458)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(18)	(15)
Stage 1 | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (64)	£ 0
Stage 1 | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.014	0.013
Stage 1 | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 12,450	£ 8,469	13,470
Stage 1 | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,134	1,561
Stage 1 | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(138)	(59)	(100)
Stage 1 | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (16)	£ (20)
Stage 1 | Corporate loans | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.020	0
Stage 1 | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 116,508	£ 112,505	111,891
Stage 1 | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	49	0
Stage 1 | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(209)	(287)	(461)
Stage 1 | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ 0
Stage 2 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.184	0.100
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 37,153	£ 39,692
Stage 2 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,225	733
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,751)	(2,267)
Stage 2 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (226)	£ (73)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.094	0.092
Stage 2 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.234	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,017	£ 5,578	6,449
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	307	445
Stage 2 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	689	0
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(1,247)	(1,630)	(1,620)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(29)	(41)
Stage 2 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (161)	£ 0
Stage 2 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.150	0.111
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1,373	£ 1,343	1,468
Stage 2 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	220	288
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(111)	(118)	(166)
Stage 2 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (33)	£ (32)
Stage 2 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.333	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 11,167	£ 13,302	16,818
Stage 2 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	9	0
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(331)	(414)	£ (424)
Stage 2 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3)	£ 0
Stage 3 | Lifetime expected credit losses | Loans and advances | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.739	0.727
Stage 3 | Lifetime expected credit losses | Loans and advances | Gross exposure | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 222	£ 176
Stage 3 | Lifetime expected credit losses | Loans and advances | Accumulated impairment | Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (164)	£ (128)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.742	0.739
Stage 3 | Lifetime expected credit losses | Retail credit cards | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.807	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 93	£ 92
Stage 3 | Lifetime expected credit losses | Retail credit cards | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	57	0
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(69)	(68)
Stage 3 | Lifetime expected credit losses | Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (46)	£ 0
Stage 3 | Lifetime expected credit losses | Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	0.676	0.714
Stage 3 | Lifetime expected credit losses | Retail other | Gross exposure | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 71	£ 84
Stage 3 | Lifetime expected credit losses | Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (48)	£ (60)
Stage 3 | Lifetime expected credit losses | Corporate loans | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Coverage ratio	1.000	0
Stage 3 | Lifetime expected credit losses | Corporate loans | Gross exposure | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 1	£ 0
Stage 3 | Lifetime expected credit losses | Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded card portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1)	£ 0